Related Party Balances and Transactions (Tables)	6 Months Ended
Jan. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
	For the three months ended 31 January 2020	For the three months ended 31 January 2019	For the six months ended 31 January 2020	For the six months ended 31 January 2019
A company controlled by the President and Interim Chief Executive Officer Management fees	$ 37,511	$ —	$ 79,378	$ —
A company controlled by the Chief Financial Officer and a director Management fees Accounting fees	25,232 —	— 11,611	47,900 —	— 18,519
A company controlled by a former director and former President of NMG Management fees	8,333	66,992	16,666	100,646
A company controlled by the Corporate Secretary Management fees Consulting fees	25,322 1,552	7,476 —	30,989 3,103	18,990 —
A company controlled by the former Chief Executive Officer and a former director Management fees	—	—	9,401	—
	$ 97,950	$ 86,079	$ 187,437	$ 138,155